The Business (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Business
Note 1 – The Business
Overview
Caladrius Biosciences, Inc. (“we,” “us,” “our,” “Caladrius” or the “Company”) is a clinical-stage biopharmaceutical company dedicated to the development of treatments and reversal of severe diseases. The Company is developing what are intended to be first-in-class therapeutics based on the characteristics of naturally occurring CD34+ cells and their ability to stimulate the growth of new microvasculature. Its technology is intended to leverage these cells to enable the body's natural repair mechanisms using formulations unique to each medical indication.
The Company's leadership team has decades of collective biopharmaceutical product development experience in a variety of therapeutic categories. Its goal is to develop and commercialize products that address important unmet medical needs based on a broad and versatile portfolio of candidates. The Company’s current product candidates include:
•
XOWNA® (CLBS16), the subject of both a completed positive Phase 2a study (ESCaPE-CMD) and an ongoing follow on Phase 2b study (FREEDOM Trial) in the United States for the treatment of coronary microvascular dysfunction (“CMD”);

•
HONEDRA® (CLBS12), recipient of SAKIGAKE designation pursuant to which early conditional approval in Japan for the treatment of critical limb ischemia (“CLI”) and Buerger’s disease is being sought based on the current results of a clinical trial executed in Japan. HONEDRA® was the recipient of orphan drug designation in March 2021 from the U.S. Food and Drug Administration (“FDA”) for Buerger's disease; and

•
CLBS201, the subject of a study designed to assess the safety and efficacy of CD34+ cell therapy as a treatment for patients with chronic kidney disease related to type 2 diabetes (diabetic kidney disease or “DKD”).

•
On April 26, 2022, the Company and Cend Therapeutics, Inc., a Delaware corporation (“Cend”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, a wholly-owned subsidiary of Caladrius will merge with and into Cend, with Cend surviving as a wholly-owned subsidiary of the Company (the “Merger”), subject to the terms of the Merger Agreement and stockholder approval of the transaction. Under the exchange ratio formula, as of immediately after the Merger, the former Cend stockholders are expected to own approximately 50% of the outstanding shares of Caladrius Common Stock and the Company’s stockholders as of immediately prior to the Merger are expected to own approximately 50% of the outstanding shares of Caladrius Common Stock. The actual allocation will be subject to adjustment based on our net cash balance at the time of closing and the amount of any transaction expenses of Cend in excess of $250 thousand at the time of closing. See Note 12 below for more information regarding the Merger and related transactions.

Ischemic Repair (CD34 Cell Technology)
The CD34+ cell was discovered as a result of the deliberate search for a cell capable of stimulating the development and/or repair of blood vessels. All tissues in the body maintain their function by replacing cells over time. In addition to the maintenance function, the body must also be capable of building new blood vessels after injury. A CD34+ cell is an endothelial progenitor cell that has the ability to stimulate new blood vessel formation at the level of the microvasculature. No other native cell discovered to date has demonstrated this same capability.
The Company's proprietary cell technology using autologous (a patient’s own naturally occurring) CD34+ cells has led to the development of therapeutic product candidates designed to address diseases and conditions caused by ischemia. Ischemia occurs when the supply of oxygenated blood to healthy tissue is restricted or reduced. Through the administration of CD34+ cells, Caladrius seeks to promote the development and formation of new microvasculature and thereby increase blood flow to the impacted area. The Company believes that a number of conditions caused by underlying ischemic injury can be improved through its CD34+ cell technology including but not limited to Buerger's disease, CLI, CMD, and DKD.
XOWNA® for Treatment of Coronary Microvascular Dysfunction
In 2017, with the assistance of a $1.9 million grant from the National Institutes of Health (Award Number R44HL135889), the Company initiated its program for XOWNA® for the treatment of CMD, a disease that afflicts as many as 1.6 million patients in the United States alone, with no current targeted treatment options. That study, the ESCaPE-CMD Trial, was a Phase 2a proof-of-concept open label study that enrolled patients at the Mayo Clinic in Rochester, MN and Cedars-Sinai Medical Center in Los Angeles, CA. Those data showed a positive therapeutic effect with a statistically significant improvement in angina frequency, coronary flow reserve, Canadian Cardiovascular Society Angina Class and Seattle Angina Questionnaire scores, as well as an acceptable safety profile. The full data set from that study was presented at the SCAI 2020 Scientific Sessions Virtual Conference on May 14, 2020 by Dr. Timothy Henry, FACC, of the Christ Hospital in Cincinnati, Ohio. In December 2020, the Company commenced enrollment in its Phase 2b FREEDOM Trial of XOWNA®, a double-blind, randomized and placebo-controlled clinical trial designed to further evaluate the efficacy and safety of intracoronary artery delivery of autologous CD34+ cells in subjects with CMD and without obstructive coronary artery disease. While early enrollment proceeded to plan with the first patient treated in January 2021, the impact of the COVID-19 pandemic contributed to a general slowing of enrollment, including supply chain disruptions affecting the availability of qualified catheters used in the diagnosis of CMD and/or administration of XOWNA®. Protocol amendments to the initial FREEDOM Trial protocol, as agreed to by the FDA, were implemented with the goal of enhancing breadth and speed of subject enrollment.
HONEDRA® for Treatment of Critical Limb Ischemia
The Company's randomized, open-label, registration-eligible study of HONEDRA® in Japan for the treatment of CLI and Buerger's disease has, to date, demonstrated positive trends in both safety and efficacy. The HONEDRA® study's enrollment, however, has been significantly curtailed by the COVID-19 pandemic's impact in Japan, including the States of Emergency in Japan that have persisted for much of 2020 and 2021. Due to the significant and continued operational and financial burden incurred as a result of these COVID-19 delays, coupled with the unpredictability of the timing of site enrollment re-initiation, Caladrius suspended further enrollment and is focusing its efforts on consummating a partnership for the product in Japan. Such a partnership may become the basis for the completion of development and registration of HONEDRA® in Japan and may include the completion of enrollment of the four remaining no-option CLI subjects stipulated in the original protocol, if necessary, and/or exploration of the possibility of submitting the existing data to Japan's Pharmaceuticals and Medical Devices Agency (“PMDA”) under Japan's regenerative medicine regulations, which allow for conditional approval of innovative regenerative medicine products. Despite receipt from FDA in March 2021 of orphan designation in the U.S. for CLBS12 as a potential treatment for Buerger's disease, based on a response from the FDA in October 2021 regarding a development plan for U.S. registration the Company decided not to pursue United States development in Buerger's disease at this time.
CLBS201 for Treatment of Diabetic Kidney Disease
Progressive kidney failure is associated with attrition of the microcirculation of the kidney. Pre-clinical studies in kidney disease and injury models have demonstrated that protection or replenishment of the microcirculation results in improved kidney function. Based on these observations, the Company has elected to move forward with a Phase 1b, open-label, proof-of-concept trial evaluating CLBS201 dosed via intra-renal artery injections in subjects with DKD. This protocol is expected to include six subjects in total with the first two subjects sequentially dosed and followed for a two-week safety observation period. Clearance by the independent Data Safety Monitoring Board (“DSMB”) overseeing the study will then permit the treatment of the next four patients, with all patients being followed for safety and therapeutic effect. A read-out of data will occur after at the six-month follow-up visit for all patients. A key criterion for continued development of CLBS201 will be its ability to demonstrate a therapeutic effect that will make it competitive in the field of DKD treatment, i.e., kidney function regeneration, as indicated by increased glomerular filtration rate. As announced recently, the Company has treated the first patient in the CLBS201 proof-of-concept study and targets treatment completion for all six subjects during the third quarter of 2022.
Additional Out-licensing Opportunities and Pipeline Diversification
The Company's broad intellectual property portfolio of cell therapy assets includes notable programs available for out-licensing in order to continue their clinical development. The Company's current long-term strategy focuses on advancing its therapies through development with the ultimate objective of obtaining market authorizations and entering commercialization, either alone or with partners, to provide treatment options to patients suffering from life-threatening medical conditions. The Company believes that it is well-positioned to realize potentially meaningful value increases within its own proprietary pipeline if it is successful in advancing its product candidates to their next significant development milestones.
In addition, the Company further desires to diversify its pipeline of development products candidates and is exploring a range of strategic transactions in furtherance of that goal. The Company has taken, and intends to continue to take, active steps to identify assets and/or companies for acquisition and/or partnership that would enhance and de-risk its current development portfolio. Such assets could target indications beyond cardiovascular disease as well as product categories outside of cell therapy. The range of possible transactions includes an acquisition, merger, business combination, in-license or other strategic transaction, any of which could result in the issuance of securities that could significantly dilute the shares of its existing stockholders. There can be no assurance that this exploration of strategic alternatives will result in Caladrius entering into or completing any transaction or that such transaction, if completed, will add to shareholder value.
Coronavirus Considerations
In December 2019, a novel strain of coronavirus (SARS-CoV-2), which causes COVID-19, was reported to have surfaced in China. In March 2020, the World Health Organization declared the outbreak of COVID-19 to be a pandemic, and the world's economies began to experience pronounced effects. Despite the FDA approval of multiple COVID-19 vaccines in late 2020, there remains uncertainty around the extent and duration of disruption and any future related financial impact cannot reasonably be estimated at this time. In response to the COVID-19 pandemic, the Company implemented a universal work from home policy as well as stringent social distancing and other hygiene policies for employees when they must be in the office. The Company's clinical study of HONEDRA® in Japan has experienced significant delays in enrollment due to the States of Emergency in effect in Japan for most of 2020 2021 covering Tokyo and other regions in response to an increased number of COVID-19 infections. With the Company's expectation that COVID-19 in Japan would continue to impact negatively clinical site operations and enrollment of patients in the HONEDRA® clinical trial, it elected to suspend trial enrollment, seek a development partner and consult with the Japanese regulatory authorities regarding the submission of patient data already accrued. Caladrius' phase 2b trial of XOWNA® in the U.S. has also experienced delays in enrolling patients as a result of COVID-19.
Basis of Presentation
The accompanying unaudited Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, the accompanying Consolidated Financial Statements of the Company and its subsidiaries, which are unaudited, include all normal and recurring adjustments considered necessary to present fairly the Company’s financial position as of March 31, 2022, and the results of its operations and its cash flows for the periods presented. The unaudited consolidated financial statements herein should be read together with the historical consolidated financial statements of the Company for the years ended December 31, 2021 and 2020 included in our 2021 Form 10-K. Operating results for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of expenses during the reporting period. The Company bases its estimates on historical experience and other assumptions believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The Company makes critical estimates and assumptions in determining stock-based awards values. Accordingly, actual results could differ from those estimates and assumptions.
Principles of Consolidation
The Consolidated Financial Statements include the accounts of Caladrius Biosciences, Inc. and its wholly owned and majority owned subsidiaries and affiliates. All intercompany activities have been eliminated in consolidation.

Note 1 – The Business
OVERVIEW
Caladrius Biosciences, Inc. (“we,” “us,” “our,” “Caladrius” or the “Company”) is a clinical-stage biopharmaceutical company dedicated to the development of treatments and reversal of severe diseases. The Company is developing what are intended to be first-in-class therapeutics based on the characteristics of naturally occurring CD34+ cells and their ability to stimulate the growth of new microvasculature. Its technology is intended to leverage these cells to enable the body's natural repair mechanisms using formulations unique to each medical indication.
The Company's leadership team has decades of collective biopharmaceutical development experience. Its goal is to develop and commercialize products that address important unmet medical needs based on a broad and versatile portfolio of candidates. The Company's current product candidates include:
•
XOWNA® (CLBS16), the subject of both a completed positive Phase 2a study (ESCaPE-CMD) and an ongoing follow-on Phase 2b study (FREEDOM Trial) in the United States for the treatment of coronary microvascular dysfunction (“CMD”);

•
HONEDRA® (CLBS12), recipient of SAKIGAKE designation pursuant to which early conditional approval in Japan for the treatment of critical limb ischemia (“CLI”) and Buerger’s disease is being sought based on the current results of a clinical trial executed in Japan. HONEDRA® was the recipient of orphan drug designation in March 2021 from the U.S. Food and Drug Administration (“FDA”) for Buerger's disease; and

•	CLBS201, designed to assess the safety and efficacy of CD34+ cell therapy as a treatment for patients with chronic kidney disease related to type 2 diabetes (diabetic kidney disease or “DKD”).
Ischemic Repair (CD34 Cell Technology)
The CD34+ cell was discovered as a result of the deliberate search for a cell capable of stimulating the development and/or repair of blood vessels. All tissues in the body maintain their function by replacing cells over time. In addition to the maintenance function, the body must also be capable of building new blood vessels after injury. A CD34+ cell is an endothelial progenitor cell that has the ability to stimulate new blood vessel formation at the level of the microvasculature. No other native cell discovered to date has demonstrated this same capability.
The Company's proprietary cell technology using autologous (a patient’s own naturally occurring) CD34+ cells has led to the development of therapeutic product candidates designed to address diseases and conditions caused by ischemia. Ischemia occurs when the supply of oxygenated blood to healthy tissue is restricted or reduced. Through the administration of CD34+ cells, Caladrius seeks to promote the development and formation of new microvasculature and thereby increase blood flow to the impacted area. The Company believes that a number of conditions caused by underlying ischemic injury can be improved through its CD34+ cell technology including, but not limited to, Buerger's disease, CLI, CMD, and DKD.
XOWNA® for Treatment of Coronary Microvascular Dysfunction
In 2017, with the assistance of a $1.9 million grant from the National Institutes of Health (Award Number R44HL135889), the Company initiated its program for XOWNA® for the treatment of CMD, a disease that afflicts as many as 1.6 million patients in the United States alone, with no current targeted treatment options. That study, the ESCaPE-CMD Trial, was a Phase 2a proof-of-concept open label study that enrolled patients at the Mayo Clinic in Rochester, MN and Cedars-Sinai Medical Center in Los Angeles, CA. Those data showed a positive therapeutic effect with a statistically significant improvement in angina frequency, coronary flow reserve, Canadian Cardiovascular Society Angina Class and Seattle Angina Questionnaire scores, as well as an acceptable safety profile. The full data set from that study was presented at the SCAI 2020 Scientific Sessions Virtual Conference on May 14, 2020 by Dr. Timothy Henry, FACC, of the Christ Hospital in Cincinnati, Ohio. In December 2020, the Company commenced enrollment in its Phase 2b FREEDOM Trial of XOWNA®, a double-blind, randomized and placebo-controlled clinical trial designed to further evaluate the efficacy and safety of intracoronary artery delivery of autologous CD34+ cells in subjects with CMD and without obstructive coronary artery disease. While early enrollment proceeded to plan with the first patient treated in January 2021, the impact of the COVID-19 pandemic contributed to a general slowing of enrollment. Protocol amendments to the initial FREEDOM Trial protocol, as agreed to by the FDA, were implemented with the goal of enhancing breadth and speed of subject enrollment.
HONEDRA® for Treatment of Critical Limb Ischemia
The Company's randomized, open-label, registration-eligible study of HONEDRA® in Japan for the treatment of CLI and Buerger's disease has, to date, demonstrated positive trends in both safety and efficacy. The HONEDRA® study's enrollment, however, has been significantly curtailed by the COVID-19 pandemic's impact in Japan, including the States of Emergency in Japan that have persisted for much of the past 18 months. Due to the significant and continued operational and financial burden incurred as a result of these COVID-19 delays, coupled with the unpredictability of the timing of site enrollment re-initiation, Caladrius suspended further enrollment and is focusing its efforts on consummating a partnership for the product in Japan. Such a partnership may become the basis for the completion of development and registration of HONEDRA® in Japan and may include the completion of enrollment of the four remaining no-option CLI subjects stipulated in the original protocol, if necessary, and/or exploration of the possibility of submitting the existing data to Japan's Pharmaceuticals and Medical Devices Agency (“PMDA”) under Japan's regenerative medicine regulations, which allow for conditional approval of innovative regenerative medicine products. Despite receipt from FDA in March 2021 of orphan designation in the U.S. for CLBS12 as a potential treatment for Buerger's disease, based on a response from the FDA in October 2021 regarding a development plan for U.S. registration the Company decided not to pursue United States development in Buerger's disease at this time.
CLBS201 for Treatment of Diabetic Kidney Disease
Progressive kidney failure is associated with attrition of the microcirculation of the kidney. Pre-clinical studies in kidney disease and injury models have demonstrated that protection or replenishment of the microcirculation results in improved kidney function. Based on these observations, the Company has elected to move forward with a Phase 1, open-label, proof-of-concept trial evaluating CLBS201 dosed via intra-renal artery injections in subjects with DKD. This protocol, as approved by an Institutional Review Board (the “IRB”), is expected to include six subjects in total with the first two subjects sequentially dosed and followed for a two-week safety observation period. Clearance by the independent Data Safety Monitoring Board (“DSMB”) overseeing the study will then permit the treatment of the next four patients, with all patients being followed for safety and therapeutic effect. A read-out of data will occur after at the six-month follow-up visit for all patients. A key criterion for continued development of CLBS201 will be its ability to demonstrate a therapeutic effect that will make it competitive in the field of DKD treatment, i.e., kidney function regeneration, as indicated by increased glomerular filtration rate.
Additional Out-licensing Opportunities and Pipeline Diversification
The Company's broad intellectual property portfolio of cell therapy assets includes notable programs available for out-licensing in order to continue their clinical development. The Company's current long-term strategy focuses on advancing its therapies through development with the ultimate objective of obtaining market authorizations and entering commercialization, either alone or with partners, to provide treatment options to patients suffering from life-threatening medical conditions. The Company believes that it is well-positioned to realize potentially meaningful value increases within its own proprietary pipeline if it is successful in advancing its product candidates to their next significant development milestones.
In addition, the Company further desires to diversify its pipeline of development products candidates and is exploring a range of strategic transactions in furtherance of that goal. The Company has taken, and intends to continue to take, active steps to identify assets and/or companies for acquisition and/or partnership that would complement its current development programs and de-risk its overall development portfolio. Such assets potentially could target indications beyond cardiovascular disease as well as product categories outside of cell therapy. The range of possible transactions includes an acquisition, merger, business combination, in-license or other strategic transaction, any of which could result in the issuance of securities that could significantly dilute the shares of its existing stockholders. There can be no assurance that this exploration of strategic alternatives will result in Caladrius entering into or completing any transaction or that such transaction, if completed, will add to shareholder value.
Coronavirus Considerations
In December 2019, a novel strain of coronavirus (SARS-CoV-2), which causes COVID-19, was reported to have surfaced in China. In March 2020, the World Health Organization declared the outbreak of COVID-19 to be a pandemic, and the world's economies began to experience pronounced effects. Despite the FDA approval of multiple COVID-19 vaccines in late 2020, there remains uncertainty around the extent and duration of disruption and any future related financial impact cannot reasonably be estimated at this time. In response to the COVID-19 pandemic, the Company implemented a universal work from home policy as well as stringent social distancing and other hygiene policies for employees when they must be in the office. The Company's clinical study of HONEDRA® in Japan has experienced significant delays in enrollment due to the States of Emergency in effect in Japan for most of 2020 and re-implemented from January 7, 2021 through March 21, 2021 covering Tokyo and other regions in response to an increased number of COVID-19 infections. Due to reported increases in COVID-19 cases and a low rate of vaccination in Japan, States of Emergency were renewed on April 25, 2021 through May 11, 2021 and then re-implemented in Tokyo from July 12, 2021 through September 30, 2021. With the Company's expectation that
COVID-19 in Japan would continue to impact negatively enrollment of patients in the HONEDRA® clinical trial, it elected to suspend trial enrollment, seek a development partner and consult with the Japanese regulatory authorities regarding the submission of patient data already accrued. Caladrius' phase 2b trial of XOWNA® in the U.S. has also experienced delays in enrolling patients as a result of COVID-19.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of expenses during the reporting period. The Company bases its estimates on historical experience and other assumptions believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The Company makes critical estimate and assumptions in determining stock-based awards values. Accordingly, actual results could differ from those estimates and assumptions.
Principles of Consolidation
The Consolidated Financial Statements include the accounts of Caladrius Biosciences, Inc. and its wholly owned and majority owned subsidiaries and affiliates. All intercompany activities have been eliminated in consolidation.